COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

Capital Commitments

The Group’s capital commitments primarily relate to commitments in connection with the investment in CCLG. Total capital commitments contracted but not yet reflected in the financial statements amounted to $2.3 million and $2.2 million as of December 31, 2017 and 2018, respectively.

Operating lease commitments

The Group leases certain office premises under non-cancellable leases. The lease for the Company’s former headquarters located in Shanghai was terminated by the Company on December 21, 2018. The lease which commenced in July 2015 and was due to expire in July 2030, provided for increases in the basic monthly rent ranging from RMB1.90 per square meter per day in 2015 to RMB3.10 per square meter per day in 2025. As of the December 21, 2018 lease termination date, there was approximately RMB31,000,000 (approximately $4,500,000) of remaining lease payments due under the lease. If the Company terminates the lease without the permission of the lessor, the original lease as amended provides for the Company’s payment of the breach of contract liability for the purpose of mitigating the lessor’s loss on early termination by the Company. While the Company counsel believes that the Company is in default of the breach of contract provision under the lease, it is Counsel’s opinion that the Company’s responsibility is limited to the extent of the Company’s security deposit of RMB795,763 ($115,739) and courts would provide relief from any amounts in excess of that. To the date of issuance of these financial statements, the Company as lessee has not had contact with the lessor and has determined that the space terminated by it has been re-leased to a new tenant by the lessor. Accordingly, the Company wrote off this deposit as of December 21, 2018 and recognised an expense of the same amount during the year ended December 31, 2018.

The two leases for the Company’s new headquarters located in Shanghai commenced on November 1, 2018 and expire on April 30, 2019 and December 31, 2020. The lease expiring April 2019 provided for monthly rent of RMB
70,000
(approximately $
10,300
) and the lease expiring December 2020 provides for monthly rent of RMB
30,000
(approximately $
4,400
).

Rental expense/(credit) under operating leases for the years ended December 31, 2016, 2017 and 2018 were
$2,243,907, $1,223,390 and ($
769,824
), respectively.
The rent expense credit for the year ended December 31, 2018 reflects a credit of $
1,312,284
representing the writeoff of the rent liability balance as of December 31, 2018 representing the straight-lining of the seven month rent free period and the step increases in monthly rent regarding the lease of the Company’s former headquarters which was terminated on December 21, 2018. In addition, rent expense for the year ended December 31, 2018 included rent incurred for the period January 1, 2018 to December 21, 2018 for the lease of the former headquarters of $568,111.

The future aggregate minimum lease payments under non-cancelable operating lease agreements (represented by the two leases for the new Shanghai headquarters) were as follows:

Years ending December 31,	US$

2019	93,084
2020	52,360
Total	145,444

Rent expense for the year ended December 31, 2018 includes $24,936 related to the two leases for the new Shanghai headquarters.